Revenue from Customers	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue from Customers

6.  Revenue from Customers

Connected Vehicle Data Marketplace

The Company’s data marketplace customer agreements include one or a combination of the following contractual promises for a fixed contractual fee: i) the supply of specified connected vehicle data and derived insights through the Wejo Neural Edge platform made available via a secured access to the Wejo Neural Edge platform or via the Company’s web-based portal, Wejo Studio; ii) the granting of a nontransferable license to use the specified data in the manner described in each customer agreement; and iii) Wejo Neural Edge Platform set up and connectivity services. The Company assessed these customer agreements under ASC 606 (see Note 4) and determined that the above contractual promises collectively represent one distinct performance obligation.

The transaction price is comprised of the contractual fixed fee specified in each customer agreement and is allocated to the single performance obligation. The Company recognizes revenue when the performance obligation is satisfied through the fulfillment of the contractual promises. The performance obligation is generally fulfilled by the Company providing access to the specified data either throughout the duration of each customer agreement’s contractual term or upon delivery of a one-time batch of historic data. The Company may deliver data and the license without supplying connectivity services. As such, the Company generally recognizes revenue for customers with a contractual agreement to provide data over a period ratably over the term of the contract which is typically one year. The Company recognizes revenue for historic batches of data to the customer upon delivery of such data. Standard payment terms are 14 days from the date of the invoice which is typically sent to the customer monthly or upon delivery of the one-time historic batch of data.

In arrangements where another party (i.e. OEMs) is involved in providing specified services to a customer, the Company evaluates whether it is the principal or agent. In this evaluation, the Company considers if it obtains control of the specified goods or services before they are transferred to the customer, as well as other indicators such as the party primarily responsible for fulfillment, and discretion in establishing price. The terms of our OEM data sharing agreements vary, and in some situations, certain rights retained by the OEMs over the connected vehicle data being supplied to the customers were determined to provide the OEMs with control over the data and the Company has determined it acts as the agent in this arrangement and recognizes revenue on a net basis. During the years ended December 31, 2021 and 2020, the Company has recognized a reduction of revenue of $3.7 million and $2.4 million, respectively, arising from revenue sharing and other fees paid to the Company’s OEM partners, where we have determined we are acting as an agent in the relationship. However, in situations where we have control over the connected vehicle data, we have determined that we act as the principal and recognize revenue on a gross basis.

Software & Cloud Solutions

The Company’s software and cloud customer agreements contain one or a combination of the following contractual promises: i) access to a single-tenant SaaS platform; and ii) professional services, which may include consulting, design, data evaluation, engineering, implementation and training. The Company assessed these customer agreements under ASC 606 (see Note 4) and determined that the above contractual promises each represent distinct performance obligations. In cases where the customer has a unilateral right to terminate the contract for convenience and without penalty, the contract term is limited to the period through which the parties have enforceable rights and obligations, which in turn impacts the Company’s determination of performance obligations, transaction price, and revenue recognition pattern.

To date, the transaction price of the Company’s software and cloud contracts has been comprised of contractual fixed fees specified in each customer agreement with milestone-based payment terms. The transaction price is allocated based on standalone selling price for contracts with more than one performance obligation identified. SaaS performance obligations are satisfied over time as Wejo provides the customer with access to the platform, and related revenue is recognized ratably over the term of the contract. Professional services performance obligations are satisfied over time as Wejo renders the service, and related revenue is recognized proportionate with performance on the basis of labor hours expended in relation to total budgeted labor hours.

General

During the year ended December 31, 2021, the Company had one customer that individually generated 10.0% or more of the Company’s revenue for the period. The significant customer generated 13.4% of the Company’s revenue. For the year ended December 31, 2020, the Company had two customers that individually generated 10.0% or more of the Company's revenue for the period. The two significant customers generated 20.7% and 12.2% of the Company’s revenue. In addition, the revenue recognized over time and at a point in time was 51% and 49%, respectively, during the year ended December 31, 2021 and 66% and 34%, respectively, during the year ended December 31, 2020.

During the year ended December 31, 2021, the Company earned the majority of its revenue from the Wejo Marketplace Data Solutions and began earning revenue from Wejo Software & Cloud Solutions with its full launch in the fourth quarter of 2021. For year ended December 31, 2020, the Company earned the majority of its revenue from the Wejo Marketplace Data Solutions as Wejo Software & Cloud Solutions revenue was immaterial. For the years ended December 31, 2021 and 2020, the Company earned approximately 90% of its revenue within the U.S. and earned 100% of its revenue within the U.S., respectively. The country in which the revenue is generated is based on the address of the ultimate customer utilizing the solutions provided.